Affiliated Companies and Other Equity-Method Investees (Narrative) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2011 Minimum [Member]	May 31, 2009 Fortress Investment Group LLC [Member] IPO [Member] Class A [Member]	Mar. 31, 2011 JAFCO, NRI and NLB [Member] USD ($)	Mar. 31, 2011 JAFCO, NRI and NLB [Member] JPY (¥)	Mar. 31, 2010 JAFCO, NRI and NLB [Member] JPY (¥)	Mar. 31, 2009 JAFCO, NRI and NLB [Member] JPY (¥)	Mar. 31, 2009 JAFCO Co., Ltd [Member] JPY (¥)	Mar. 31, 2011 JAFCO Co., Ltd [Member]	Mar. 31, 2009 Nomura Research Institute, Ltd [Member] JPY (¥)	Mar. 31, 2011 Nomura Research Institute, Ltd [Member] USD ($)	Mar. 31, 2011 Nomura Research Institute, Ltd [Member] JPY (¥)	Mar. 31, 2009 Nomura Land and Building Co., Ltd [Member] JPY (¥)	Mar. 31, 2011 Nomura Land and Building Co., Ltd [Member] USD ($)	Mar. 31, 2011 Nomura Land and Building Co., Ltd [Member] JPY (¥)	Mar. 31, 2009 Fortress Investment Group LLC [Member] JPY (¥)	Mar. 31, 2011 Fortress Investment Group LLC [Member]	Mar. 31, 2011 Chi-X Europe Limited [Member] JPY (¥)	Dec. 31, 2009 Chi-X Europe Limited [Member]	Mar. 31, 2011 BATS Global Markets Inc [Member]	Mar. 31, 2011 Parent Company [Member]
Outstanding share capital																						100.00%		7.00%
Impairment loss against equity-method investee												¥ 13,618								¥ 81,248
Ownership percentage					50.00%	20.00%							24.10%		38.50%	38.50%		38.50%	38.50%		11.50%
Equity method goodwill, remaining carrying value															688	56,934		18	1,485
Initial public offering, Shares			800,000,000	695,172,900			46,000,000
Share repurchase offered by NRI and NRI re-acquired																									75,000,000
Amount sold to affiliate														38,419
Voting interests																							34.00%
Shares purchased by parent							5,400,000
Equity in earnings of equity-method investees gain (loss)								140	11,602	12,924	(5,534)
Dividends from equity-method investees								58	4,802	4,827	7,308
Gain recognized on deconsolidation process																						3,074
Proceeds from sales of office buildings, land, equipment and facilities	$ 1,328	¥ 109,888	¥ 2,909	¥ 38,799													¥ 38,420